UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                Date of fiscal year end:        June 30, 2008
                Date of reporting period:       September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Large Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

===========================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
===========================================================================

---------------------------------------------------------------------------
           QUANTITY  Name of Issuer                        MARKET VALUE (1)
---------------------------------------------------------------------------
COMMON STOCKS (90.7%) (2)
     COMMUNICATIONS (3.6%)
             88,200  AT&T, Inc.                                 2,462,544
            101,000  Crown Castle Intl. Corp. (3)               2,925,970
            159,200  Verizon Communications, Inc.               5,108,728
                                                            --------------
                                                               10,497,242
                                                            --------------
     CONSUMER DURABLES (0.4%)
             84,200  Activision Blizzard, Inc. (3)              1,299,206
                                                            --------------

     CONSUMER NON-DURABLES (9.0%)
            106,800  Coca-Cola Co.                              5,647,584
             46,000  Colgate-Palmolive Co.                      3,466,100
             29,700  NIKE, Inc.                                 1,986,930
             85,300  PepsiCo, Inc.                              6,079,331
             44,500  Philip Morris International, Inc.          2,140,450
             74,200  Procter & Gamble Co.                       5,170,998
             20,000  VF Corp.                                   1,546,200
                                                            --------------
                                                               26,037,593
                                                            --------------
     CONSUMER SERVICES (3.3%)
             79,650  Comcast Corp.                              1,563,530
             67,800  International Game Technology              1,164,804
             92,400  McDonald's Corp.                           5,701,080
             92,100  News Corp.                                 1,104,279
                                                            --------------
                                                                9,533,693
                                                            --------------
     ELECTRONIC TECHNOLOGY (10.8%)
             40,600  Analog Devices, Inc.                       1,069,810
             20,000  Apple Computer, Inc. (3)                   2,273,200
            212,200  Applied Materials, Inc.                    3,210,586
             68,000  Broadcom Corp. (3)                         1,266,840
            256,600  Cisco Systems, Inc. (3)                    5,788,896
             71,700  Corning, Inc.                              1,121,388
            134,100  EMC Corp. (3)                              1,603,836
            234,100  Intel Corp.                                4,384,693
             48,600  IBM Corp.                                  5,684,256
            110,300  Qualcomm, Inc.                             4,739,591
                                                            --------------
                                                               31,143,096
                                                            --------------
     ENERGY MINERALS (8.1%)
             34,300  Murphy Oil Corp.                           2,200,002
             73,000  Occidental Petroleum Corp.                 5,142,850
            204,400  Southwestern Energy Co. (3)                6,242,376
             30,500  Suncor Energy, Inc.                        1,285,270
             56,100  Ultra Petroleum Corp. (3)                  3,104,574
             25,700  Valero Energy Corp.                          778,710
             99,782  XTO Energy, Inc.                           4,641,858
                                                            --------------
                                                               23,395,640
                                                            --------------
     FINANCE (11.1%)
            112,000  Bank of New York Mellon Corp.              3,648,960
             94,000  Citigroup, Inc.                            1,927,940
              5,400  CME Group, Inc.                            2,006,154
             41,700  Franklin Resources, Inc.                   3,675,021
            103,100  J.P. Morgan Chase & Co.                    4,814,770
             36,350  MetLife, Inc.                              2,035,600
             40,675  Morgan Stanley                               935,525
             32,600  PartnerRe, Ltd.                            2,219,734
             38,900  Prudential Financial, Inc.                 2,800,800
             18,400  The Goldman Sachs Group, Inc.              2,355,200
             67,400  U.S. Bancorp                               2,427,748
             90,000  Wells Fargo & Co.                          3,377,700
                                                            --------------
                                                               32,225,152
                                                            --------------
     HEALTH SERVICES (1.9%)
             28,000  McKesson Corp.                             1,506,680
             67,300  Medco Health Solutions, Inc. (3)           3,028,500
             32,300  UnitedHealth Group, Inc.                     820,097
                                                            --------------
                                                                5,355,277
                                                            --------------
     HEALTH TECHNOLOGY (12.0%)
             75,900  Abbott Laboratories                        4,370,322
             32,800  Allergan, Inc.                             1,689,200
             83,100  Celgene Corp. (3)                          5,258,568

===========================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
===========================================================================

---------------------------------------------------------------------------
           QUANTITY  Name of Issuer                        MARKET VALUE (1)
---------------------------------------------------------------------------
             66,100  Genentech, Inc. (3)                        5,861,748
             58,800  Genzyme Corp. (3)                          4,756,332
             77,500  Gilead Sciences, Inc. (3)                  3,532,450
             21,250  Johnson & Johnson                          1,472,200
             59,900  Medtronic, Inc.                            3,000,990
             55,200  Thermo Fisher Scientific, Inc. (3)         3,036,000
             24,500  Zimmer Holdings, Inc. (3)                  1,581,720
                                                            --------------
                                                               34,559,530
                                                            --------------
     INDUSTRIAL SERVICES (4.8%)
             79,600  McDermott International, Inc. (3)          2,033,780
             16,500  Nabors Industries, Ltd. (3)                  411,180
             48,000  National-Oilwell Varco, Inc. (3)           2,411,040
             34,100  Noble Corp.                                1,496,990
             72,600  Schlumberger, Ltd.                         5,669,334
             15,700  Transocean, Inc. (3)                       1,724,488
                                                            --------------
                                                               13,746,812
                                                            --------------
     NON-ENERGY MINERALS (0.9%)
             19,600  Allegheny Technologies, Inc.                 579,180
             33,500  Freeport-McMoran Copper & Gold             1,904,475
                                                            --------------
                                                                2,483,655
                                                            --------------
     PROCESS INDUSTRIES (3.9%)
             37,300  Air Products and Chemicals, Inc.           2,554,677
             49,700  Ecolab, Inc.                               2,411,444
             63,100  Monsanto Co.                               6,245,638
                                                            --------------
                                                               11,211,759
                                                            --------------
     PRODUCER MANUFACTURING (7.2%)
            142,200  ABB, Ltd., A.D.R.                          2,758,680
             49,100  Deere & Co.                                2,430,450
             66,300  Emerson Electronic Co.                     2,704,377
             25,600  General Dynamics Corp.                     1,884,672
            113,100  General Electric Co.                       2,884,050
             20,800  ITT Corp.                                  1,156,688
             27,200  Lockheed Martin Corp.                      2,983,024
             33,700  The Boeing Co.                             1,932,695
             33,800  United Technologies Corp.                  2,030,028
                                                            --------------
                                                               20,764,664
                                                            --------------
     RETAIL TRADE (3.1%)
            102,800  CVS/Caremark Corp.                         3,460,248
             57,100  Target Corp.                               2,800,755
             45,000  Wal-Mart Stores, Inc.                      2,695,050
                                                            --------------
                                                                8,956,053
                                                            --------------
     TECHNOLOGY SERVICES (7.6%)
             73,600  Accenture, Ltd.                            2,796,800
             64,900  Adobe Systems, Inc. (3)                    2,561,603
              6,400  Google, Inc. (3)                           2,563,328
            176,400  Microsoft Corp.                            4,708,116
            161,500  Oracle Corp. (3)                           3,280,065
             27,300  SAP AG                                     1,458,639
             50,700  Visa, Inc.                                 3,112,473
             56,000  Western Union Co.                          1,381,520
                                                            --------------
                                                               21,862,544
                                                            --------------
     TRANSPORTATION (1.6%)
             36,400  Burlington Northern Sante Fe Corp.         3,364,452
             21,200  United Parcel Service, Inc.                1,333,268
                                                            --------------
                                                                4,697,720
                                                            --------------
     UTILITIES (1.4%)
            111,200  Equitable Resources, Inc.                  4,078,816
                                                            --------------

Total common stocks                                           261,848,452
                                                            --------------
       (cost: $278,119,619)

SHORT-TERM SECURITIES (9.0%) (2)
         25,848,000  Sit Money Market Fund, 1.80% (4)          25,848,000
       (cost: $25,848,000)                                  --------------


Total investments in securities
       (cost: $303,967,619)                                 $ 287,696,452
                                                            ==============

Other Assets and Liabilities, Net [+0.4%]                       1,036,237

                                                            --------------
Total Net Assets                                            $ 288,732,689
                                                            ==============


                                                            --------------
Aggregate Cost                                                303,967,619
                                                            --------------

Gross Unrealized Appreciation                                  15,920,811
Gross Unrealized Depreciation                                 (32,191,978)
                                                            --------------
Net Unrealized Appreciation(Depreciation)                     (16,271,167)
                                                            ==============


Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                               AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                           $ 287,696,452
Level 2 - Other Significant Observable Inputs                                --
Level 3 - Significant Unobservable Inputs                                    --
--------------------------------------------------------------------------------
Total                                                             $ 287,696,452
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:     /s/Paul E. Rasmussen
        ---------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Paul E. Rasmussen
        ---------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   November 24, 2008


By:     /s/Roger J. Sit
        ---------------------------------
        Roger J. Sit
        Chairman

Date:   November 24, 2008